Derivative Liabilities and Convertible Promissory Notes - Schedule of Fair Value of the January Note and the January Warrants (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
January Note [Member]
Schedule of Fair Value of the January Note and the January Warrants [Line Items]
Beginning Balance
Ending Balance
Issuance of promissory notes and derivative liability	4,246
Conversions into ordinary shares	(3,159)
Change in fair value	(816)
Reclassification to equity
Repayment	(271)
January Warrant [Member]
Schedule of Fair Value of the January Note and the January Warrants [Line Items]
Beginning Balance
Ending Balance
Issuance of promissory notes and derivative liability	1,520
Conversions into ordinary shares
Change in fair value	(1,288)
Reclassification to equity	(232)
Repayment
Principle amount [Member]
Schedule of Fair Value of the January Note and the January Warrants [Line Items]
Beginning Balance
Ending Balance	1,227
Conversions	(4,358)
Accrued interest	85
Remeasurement gain (loss) recognized in financial expense, net
Fair Value [Member]
Schedule of Fair Value of the January Note and the January Warrants [Line Items]
Beginning Balance
Ending Balance	678
Conversions	(4,358)
Accrued interest	85
Remeasurement gain (loss) recognized in financial expense, net	1
June 26,2025 [Member] | Principle amount [Member]
Schedule of Fair Value of the January Note and the January Warrants [Line Items]
Issuance of June Notes	5,000
June 26,2025 [Member] | Fair Value [Member]
Schedule of Fair Value of the January Note and the January Warrants [Line Items]
Issuance of June Notes	4,500
December 9, 2025 [Member] | Principle amount [Member]
Schedule of Fair Value of the January Note and the January Warrants [Line Items]
Issuance of June Notes	500
December 9, 2025 [Member] | Fair Value [Member]
Schedule of Fair Value of the January Note and the January Warrants [Line Items]
Issuance of June Notes	$ 450